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The Manufacturers Life Insurance Company of North America
116 Huntington Avenue
Boston, MA  02116
(617) 266-6008



May 5, 1998

VIA EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street N.W.
Washington, D.C. 20549


     Re:  The Manufacturers Life Insurance Company of North America Separate
           Account A
          (File No. 33-77878)
          -------------------
Dear Sirs:

     Pursuant to Rule 497(j), please be advised that the form of prospectus dated May 1, 1998 The Manufacturers Life Insurance Company of North America Separate Account A (the "Account"), a separate account of The Manufacturers Life Insurance Company of North America, contains no changes from the form of prospectus contained in post-effective amendment No. 5 under the Securities Act of 1933 ("1933 Act") to the Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 28, 1998 via EDGAR.

     If you have any questions, please call the undersigned at 617-854-4416.

Sincerely,


/s/ Suzan Barron


Suzan Barron
Counsel